Investments (Details)		6 Months Ended				12 Months Ended
		Jun. 30, 2025 USD ($)		Jun. 30, 2025 CAD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CAD ($) $ / shares	Jun. 23, 2022 $ / shares shares
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount		$ 0			$ 21,918
Gross proceeds		1,181,499
A2ZCryptoCap Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares							80,000
Price per share (in Dollars per share) | $ / shares				$ 0.15		$ 0.04	$ 0.1
Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount						$ 4,030,000
Balance outstanding						$ 30,000
Guaranteed Investment Certificate [Member] | Bottom of range [member]
Investments (Details) [Line Items]
Maturity date						Feb. 14, 2025
Variable interest rate (as a percent)						4.20%
Guaranteed Investment Certificate [Member] | Top of range [member]
Investments (Details) [Line Items]
Maturity date						Sep. 12, 2025
Variable interest rate (as a percent)						4.95%
Meridian [Member] | Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount						$ 4,520,000
Gross proceeds	[1]	1,181,499
Meridian [Member] | Guaranteed Investment Certificate [Member] | Bottom of range [member]
Investments (Details) [Line Items]
Maturity date						Dec. 21, 2024
Variable interest rate (as a percent)						3.52%
Meridian [Member] | Guaranteed Investment Certificate [Member] | Top of range [member]
Investments (Details) [Line Items]
Maturity date						Mar. 25, 2025
Variable interest rate (as a percent)						3.78%
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Gross proceeds			[2]			$ 1,700,000

[1]	(iii)During the year ended December 31, 2024, the Company purchased three GICs for a total amount of C$4,520,000 from Meridian Credit Union (“Meridian”) with maturity dates ranging from December 21, 2024, to March 25, 2025. The GICs pay variable interest ranging from 3.52% to 3.78% per annum. As of June 30, 2025, the total balance outstanding was $Nil as the remaining GICs were redeemed during the period (December 31, 2024 - C$1,700,000).
[2]	During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of June 30, 2025, the total balance outstanding was C$30,000 (December 31, 2024 – C$30,000) as three GICs out of the four were effectively redeemed during the year ended December 31, 2024.